14. ESCROW DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of escrow deposits [abstract]
Schedule of payments related to escrow deposits

	2019	2018
Labor claims	355	335
Tax contingencies
Income tax on Interest on Equity	29	28
PIS/Pasep and Cofins taxes (1)	1,448	1,402
Donations and legacy tax (ITCD)	53	51
Urban property tax (IPTU)	79	87
Finsocial tax	40	38
Income tax and social contr. tax on indemnity for employees’ ‘Anuênio’ benefit (2)	282	275
Income tax withheld at source on inflationary profit	9	8
Contribution tax effective rate (3)	18	18
ICMS (VAT) credits on PP&E	39	38
Others (4)	92	118
	2,089	2,063
Others
Regulatory	43	53
Third party	11	9
Customer relations	7	6
Court embargo	12	12
Others	23	24
	96	104
	2,540	2,502

(1)	This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS value added tax within the taxable amount for calculation of PIS/Pasep and Cofins taxes. On February 13, 2020 Company’s wholly-owned subsidiaries Cemig D and Cemig GT escrow deposits were released, totaling R$1,382, comprising monetary update. The expectation is that the escrow deposits from the others wholly-owned subsidiaries will be received as their judicial claims reach the final judgement. See more details in Note 10 – PIS/Pasep and Cofins taxes credits over ICMS – Final court judgement.
(2)	See more details in Note 27 – Provisions under the section relating to the ‘Anuênio indemnity’.
(3)	Escrow deposit in the legal action challenging an infringement claim relating to application of social contribution tax to amounts of cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with liability suspended.
(4)	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes